OTHER ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011
Other Assets:
OTHER ASSETS

NOTE 6 – OTHER ASSETS

Prepaid expense consists of the following:

	June 30, 2013	December 31, 2012
Prepaid manufacturing costs	$899,000	$-0-
Prepaid consulting expense	1,081,519	953,655
TOTAL PREPAID EXPENSE	$1,980,519	$953,655

Intangible assets consist of the following:

	June 30, 2013	December 31, 2012
Patent costs	$337,163	$224,971
Website costs, net of amortization of $83,668 and $77,159, respectively	8,075	14,584
TOTAL INTANGIBLE ASSETS	$345,238	$239,555

Amortization expense for the six months ended June 30, 2013 and 2012 was $6,509 and $13,972, respectively.

NOTE H – OTHER ASSETS Other assets consist of the following:
	December 31,
	2011	2010
Prepaid consulting	$71,689	$-0-
Prepaid guaranty costs	8,826	-0-
TOTAL OTHER ASSETS	$80,515	$-0-